File Nos.   333-83423
                                                                811-09491
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          POST-EFFECTIVE AMENDMENT NO. 19

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                 AMENDMENT NO. 20
                         -------------------------------


                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                              5701 Golden Hills Drive
                               Minneapolis, MN  55416
                                 (763) 765-7330
                          -----------------------------
               NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:

                               H. Bernt von Ohlen
                            Allianz Life Advisers, LLC
                               5701 Golden Hills Drive
                              Minneapolis, MN 55416


                          COPIES OF COMMUNICATIONS TO:

                                Michael J. Radmer
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                             MINNEAPOLIS, MN 55402

Approximate Date of Proposed Public Offering: January 23, 2007

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on January 19, 2007 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
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This Post-Effective Amendment No. 19 to this Registration Statement establishes two new Funds each of which is a series of the Allianz Variable Insurance Products Trust and is not intended to supersede the prospectus, financial statements and Statement of Additional Information for the Allianz Variable Insurance Products Trust filed in Registrant's Post-Effective Amendment No. 17 to this Registration Statement filed on April 27, 2006.

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PARTS A, B AND C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 18 TO
FORM N-4 ON OCTOBER 12, 2006 AND ARE INCORPORATED HEREIN BY REFERENCE.

                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 21st day of December, 2006.


                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS TRUST

                                          By:  /s/ Jeffrey Kletti
                                          ------------------------------------
                                          Jeffrey Kletti, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Trust has been signed below by the following persons in the capacities indicated on December 21st, 2006.


SIGNATURE                                    TITLE
----------                                   -----


/s/ Harrison Conrad*                         Trustee
- -------------------------------------
Harrison Conrad

/s/ Roger A. Gelfenbein*                     Trustee
- -------------------------------------
Roger A. Gelfenbein

/s/ Arthur C. Reeds III*                     Trustee
- -------------------------------------
Arthur C. Reeds III

/s/ Troy Sheets                              Treasurer (principal financial and
- -------------------------------------      accounting officer)
Troy Sheets

/s/ Claire R. Leonardi*                      Trustee
- -------------------------------------
Claire R. Leonardi

/s/ Dickson W. Lewis*                        Trustee
- -------------------------------------
Dickson W. Lewis

/s/ Peter W. McClean*                        Trustee
- -------------------------------------
Peter W. McClean

/s/ Jeffrey Kletti                           Trustee and President
- -------------------------------------      (Principal Executive Officer)
Jeffrey Kletti



By: /s/ H. Bernt von Ohlen
------------------------------------------
        H. Bernt von Ohlen, Senior Counsel

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration
Statement